UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08817

Voya Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: August 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Large-Cap Growth Fund

Voya Large Cap Value Fund

Voya MidCap Opportunities Fund

Voya Multi-Manager Mid Cap Value Fund

Voya Real Estate Fund

Voya SmallCap Opportunities Fund

The schedules are not audited.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Consumer Discretionary: 20.8%
19,892	@	Amazon.com, Inc.	$15,300,131	3.9
60,228	@	Burlington Stores, Inc.	4,891,718	1.2
144,488		Coach, Inc.	5,516,552	1.4
156,235		Comcast Corp. – Class A	10,195,896	2.6
117,705	@	Dish Network Corp. - Class A	5,912,322	1.5
75,408		Foot Locker, Inc.	4,949,781	1.2
69,007		Hasbro, Inc.	5,640,632	1.4
100,139		Home Depot, Inc.	13,430,643	3.4
196,717		Interpublic Group of Cos., Inc.	4,552,031	1.1
60,312	L	Marriott International, Inc.	4,302,055	1.1
67,756		McDonald's Corp.	7,836,659	2.0
			82,528,420	20.8

		Consumer Staples: 9.9%
37,627		Church & Dwight Co., Inc.	3,740,876	0.9
67,713		Costco Wholesale Corp.	10,975,600	2.8
72,114		Mead Johnson Nutrition Co.	6,134,738	1.5
50,212	@	Monster Beverage Corp.	7,727,125	2.0
101,502		PepsiCo, Inc.	10,835,339	2.7
			39,413,678	9.9

		Financials: 5.0%
54,076		Aon PLC	6,021,363	1.5
12,383		Blackrock, Inc.	4,616,506	1.2
21,069		Intercontinental Exchange, Inc.	5,941,880	1.5
95,701		TD Ameritrade Holding Corp.	3,145,213	0.8
			19,724,962	5.0

		Health Care: 16.9%
68,847		AbbVie, Inc.	4,413,093	1.1
28,178	@	Allergan plc	6,608,868	1.7
46,501		Amgen, Inc.	7,907,960	2.0
30,488		Becton Dickinson & Co.	5,402,778	1.4
27,554	@	Biogen, Inc.	8,421,329	2.1
248,467	@	Boston Scientific Corp.	5,918,484	1.5
62,957		Bristol-Myers Squibb Co.	3,613,102	0.9
59,630	@	Edwards Lifesciences Corp.	6,866,991	1.7
65,709		Merck & Co., Inc.	4,125,868	1.0
22,212		Shire PLC ADR	4,157,642	1.1
69,675		UnitedHealth Group, Inc.	9,479,284	2.4
			66,915,399	16.9

		Industrials: 10.7%
164,254		Delta Air Lines, Inc.	6,036,334	1.5
80,215		Fortive Corp.	4,224,924	1.1
71,750		Fortune Brands Home & Security, Inc.	4,560,430	1.1
62,413		Honeywell International, Inc.	7,284,221	1.8
87,558		Ingersoll-Rand PLC - Class A	5,953,068	1.5
23,870		Northrop Grumman Corp.	5,062,111	1.3
38,418		Stanley Black & Decker, Inc.	4,754,228	1.2
74,725		Waste Management, Inc.	4,777,917	1.2
			42,653,233	10.7

		Information Technology: 31.3%
85,210	@	Adobe Systems, Inc.	8,717,835	2.2
22,473	@	Alphabet, Inc. - Class A	17,750,299	4.5
2,504	@	Alphabet, Inc. - Class C	1,920,693	0.5
65,021		Amphenol Corp.	4,051,458	1.0
149,002		Apple, Inc.	15,809,112	4.0
164,652		Applied Materials, Inc.	4,913,216	1.2
26,666		Broadcom Ltd.	4,704,416	1.2
51,070	@	Electronic Arts, Inc.	4,148,416	1.0
99,613	@	Facebook, Inc.	12,563,191	3.2
52,440		Intuit, Inc.	5,844,438	1.5
355,126		Microsoft Corp.	20,405,540	5.1
93,994		Oracle Corp.	3,874,433	1.0
141,433	@	PayPal Holdings, Inc.	5,254,236	1.3
17,135	@	Red Hat, Inc.	1,250,512	0.3
12,911	@	Salesforce.com, Inc.	1,025,392	0.3
147,524		Visa, Inc. - Class A	11,934,692	3.0
			124,167,879	31.3

		Materials: 3.5%
87,833	@	Crown Holdings, Inc.	4,763,184	1.2
70,277		Eastman Chemical Co.	4,771,106	1.2
91,064		Sealed Air Corp.	4,291,846	1.1
			13,826,136	3.5

		Real Estate: 1.0%
10,463		Equinix, Inc.	3,857,185	1.0

	Total Common Stock
	(Cost $325,460,620)		393,086,892	99.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateralcc: 0.8%
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 08/31/16, 0.35%, due 09/01/16 (Repurchase Amount $1,000,010, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 09/01/16-06/20/66)	1,000,000	0.3

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 08/31/16, 0.36%, due 09/01/16 (Repurchase Amount $1,000,010, collateralized by various U.S. Government Securities, 1.375%-3.625%, Market Value plus accrued interest $1,020,000, due 03/31/20-02/15/44)	$1,000,000	0.2
1,000,000	Nomura Securities, Repurchase Agreement dated 08/31/16, 0.33%, due 09/01/16 (Repurchase Amount $1,000,009, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,020,000, due 11/25/16-07/20/66)	1,000,000	0.3
140,871	Royal Bank of Scotland PLC, Repurchase Agreement dated 08/31/16, 0.30%, due 09/01/16 (Repurchase Amount $140,872, collateralized by various U.S. Government Securities, 0.077%-3.625%, Market Value plus accrued interest $143,689, due 01/31/17-10/31/19)	140,871	0.0
		3,140,871	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
3,668,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.370%††
	(Cost $3,668,000)	3,668,000	0.9

	Total Short-Term Investments
	(Cost $6,808,871)	6,808,871	1.7

	Total Investments in Securities (Cost $332,269,491)	$399,895,763	100.8
	Liabilities in Excess of Other Assets	(3,149,140)	(0.8)
	Net Assets	$396,746,623	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of August 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at August 31, 2016.

Cost for federal income tax purposes is $333,693,552.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$74,462,149
Gross Unrealized Depreciation	(8,259,938)

Net Unrealized Appreciation	$66,202,211

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$393,086,892	$–	$–	$393,086,892
Short-Term Investments	3,668,000	3,140,871	–	6,808,871
Total Investments, at fair value	$396,754,892	$3,140,871	$–	$399,895,763

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Consumer Discretionary: 5.2%
469,290		Coach, Inc.	$17,917,492	2.0
171,919	@	Dish Network Corp. - Class A	8,635,491	0.9
104,559		Hasbro, Inc.	8,546,653	0.9
112,563		McDonald's Corp.	13,019,037	1.4
			48,118,673	5.2

		Consumer Staples: 8.1%
403,547		Coca-Cola Co.	17,526,046	1.9
84,998		Kimberly-Clark Corp.	10,884,844	1.2
155,505		Kraft Heinz Co.	13,916,143	1.5
224,340		Philip Morris International, Inc.	22,418,296	2.4
139,866		Wal-Mart Stores, Inc.	9,992,027	1.1
			74,737,356	8.1

		Energy: 12.7%
203,902		Baker Hughes, Inc.	10,017,705	1.1
581,331		Canadian Natural Resources Ltd.	18,050,327	2.0
129,798		Chevron Corp.	13,055,083	1.4
494,039		ENI SpA ADR	14,885,395	1.6
124,281		Occidental Petroleum Corp.	9,550,995	1.0
416,203		Royal Dutch Shell PLC - Class A ADR	20,352,327	2.2
234,193		Schlumberger Ltd.	18,501,247	2.0
239,408		Valero Energy Corp.	13,251,233	1.4
			117,664,312	12.7

		Financials: 23.8%
1,201,648		Bank of America Corp.	19,394,599	2.1
451,784		BB&T Corp.	17,393,684	1.9
128,347		Chubb Ltd.	16,291,085	1.8
229,389		Discover Financial Services	13,763,340	1.5
306,432		Hartford Financial Services Group, Inc.	12,585,162	1.4
432,078		JPMorgan Chase & Co.	29,165,265	3.1
1,386,845		Keycorp	17,418,773	1.9
473,048		Lazard Ltd.	17,516,967	1.9
238,721		Prudential Financial, Inc.	18,949,673	2.0
261,068		T. Rowe Price Group, Inc.	18,154,669	2.0
770,082		Wells Fargo & Co.	39,120,166	4.2
			219,753,383	23.8

		Health Care: 11.6%
444,037	L	AstraZeneca PLC ADR	14,568,854	1.6
159,550		Gilead Sciences, Inc.	12,505,529	1.3
207,969		Medtronic PLC	18,099,542	2.0
477,807		Merck & Co., Inc.	30,001,502	3.2
739,598		Pfizer, Inc.	25,738,010	2.8
48,922		UnitedHealth Group, Inc.	6,655,838	0.7
			107,569,275	11.6

		Industrials: 9.5%
106,394		Boeing Co.	13,772,703	1.5
140,344		Cummins, Inc.	17,628,610	1.9
161,858		Deere & Co.	13,685,094	1.5
113,949		General Dynamics Corp.	17,345,317	1.9
185,077		Lincoln Electric Holdings, Inc.	11,763,494	1.3
27,047		Lockheed Martin Corp.	6,571,610	0.7
56,502		Parker Hannifin Corp.	6,923,190	0.7
			87,690,018	9.5

		Information Technology: 10.6%
128,136		Apple, Inc.	13,595,230	1.5
853,069		Cisco Systems, Inc.	26,820,489	2.9
531,632		Intel Corp.	19,080,273	2.1
104,137		Lam Research Corp.	9,718,065	1.0
172,466		Microsoft Corp.	9,909,896	1.1
294,549		Qualcomm, Inc.	18,577,205	2.0
			97,701,158	10.6

		Materials: 3.2%
388,095		Dow Chemical Co.	20,817,416	2.2
182,764		Nucor Corp.	8,865,881	1.0
			29,683,297	3.2

		Real Estate: 4.1%
138,708		Crown Castle International Corp.	13,145,357	1.4
333,874		Gaming and Leisure Properties, Inc.	11,421,830	1.2
61,733		Simon Property Group, Inc.	13,301,609	1.5
			37,868,796	4.1

		Telecommunication Services: 3.4%
758,400		AT&T, Inc.	31,003,392	3.4

		Utilities: 6.1%
439,459		Exelon Corp.	14,941,606	1.6
113,683		NextEra Energy, Inc.	13,748,822	1.5
250,156		PG&E Corp.	15,494,662	1.7
230,172		Southern Co.	11,814,729	1.3
			55,999,819	6.1

	Total Common Stock
	(Cost $802,854,828)		907,789,479	98.3

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Securities Lending Collateralcc: 1.7%
3,578,807	Cantor Fitzgerald, Repurchase Agreement dated 08/31/16, 0.35%, due 09/01/16 (Repurchase Amount $3,578,841, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,650,383, due 09/01/16-06/20/66)	$3,578,807	0.4
3,578,807	Daiwa Capital Markets, Repurchase Agreement dated 08/31/16, 0.36%, due 09/01/16 (Repurchase Amount $3,578,842, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,650,383, due 09/01/16-02/01/49)	3,578,807	0.4
3,578,807	Millenium Fixed Income Ltd., Repurchase Agreement dated 08/31/16, 0.36%, due 09/01/16 (Repurchase Amount $3,578,842, collateralized by various U.S. Government Securities, 1.375%-3.625%, Market Value plus accrued interest $3,650,384, due 03/31/20-02/15/44)	3,578,807	0.4
2,565,555	Nomura Securities, Repurchase Agreement dated 08/31/16, 0.33%, due 09/01/16 (Repurchase Amount $2,565,578, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,616,866, due 11/25/16-07/20/66)	2,565,555	0.3
1,766,539	State of Wisconsin Investment Board, Repurchase Agreement dated 08/31/16, 0.39%, due 09/01/16 (Repurchase Amount $1,766,558, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,808,576, due 04/15/18-01/15/29)	1,766,539	0.2
		15,068,515	1.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
2,986,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.370%††
	(Cost $2,986,000)	2,986,000	0.3

	Total Short-Term Investments
	(Cost $18,054,515)	18,054,515	2.0

	Total Investments in Securities (Cost $820,909,343)	$925,843,994	100.3
	Liabilities in Excess of Other Assets	(2,544,993)	(0.3)
	Net Assets	$923,299,001	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of August 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at August 31, 2016.

Cost for federal income tax purposes is $825,119,321.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$114,269,214
Gross Unrealized Depreciation	(13,544,541)

Net Unrealized Appreciation	$100,724,673

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$907,789,479	$–	$–	$907,789,479
Short-Term Investments	2,986,000	15,068,515	–	18,054,515
Total Investments, at fair value	$910,775,479	$15,068,515	$–	$925,843,994

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 22.4%
254,850	@	AMC Networks, Inc.	$13,848,549	1.0
312,797	@	Burlington Stores, Inc.	25,405,372	1.9
508,450		Coach, Inc.	19,412,621	1.5
144,321		Domino's Pizza, Inc.	21,586,092	1.6
434,916	@	Five Below, Inc.	19,379,857	1.5
391,611		Foot Locker, Inc.	25,705,346	1.9
287,974		Hasbro, Inc.	23,538,995	1.8
1,184,794		Interpublic Group of Cos., Inc.	27,416,133	2.0
629,615	@	LKQ Corp.	22,722,805	1.7
325,188	L	Marriott International, Inc.	23,195,660	1.7
114,957	@	O'Reilly Automotive, Inc.	32,182,212	2.4
429,827		Ross Stores, Inc.	26,752,433	2.0
77,262	@	Ulta Salon Cosmetics & Fragrance, Inc.	19,099,939	1.4
			300,246,014	22.4

		Consumer Staples: 7.7%
262,655		Church & Dwight Co., Inc.	26,113,160	2.0
319,712		Mead Johnson Nutrition Co.	27,197,900	2.0
101,298	@	Monster Beverage Corp.	15,588,749	1.2
280,210	@	Prestige Brands Holdings, Inc.	13,486,508	1.0
214,085	@	TreeHouse Foods, Inc.	20,280,272	1.5
			102,666,589	7.7

		Energy: 1.0%
191,379		EQT Corp.	13,683,598	1.0

		Financials: 5.7%
102,872	@	Affiliated Managers Group, Inc.	14,612,968	1.1
411,944		Arthur J. Gallagher & Co.	20,354,153	1.5
241,003		Moody's Corp.	26,194,616	1.9
481,220		TD Ameritrade Holding Corp.	15,815,295	1.2
			76,977,032	5.7

		Health Care: 16.2%
87,735	@	Abiomed, Inc.	10,347,466	0.8
191,032	@	BioMarin Pharmaceutical, Inc.	17,935,994	1.3
268,618	@	Edwards Lifesciences Corp.	30,934,049	2.3
438,326	@	Hologic, Inc.	16,840,485	1.3
42,507	@	Intuitive Surgical, Inc.	29,177,655	2.2
127,693	@	Laboratory Corp. of America Holdings	17,485,002	1.3
122,312	@	Nevro Corp.	11,549,922	0.9
276,422	@	NuVasive, Inc.	18,097,348	1.3
240,442		PerkinElmer, Inc.	12,803,537	1.0
107,781	@	Quintiles Transnational Holdings, Inc.	8,331,471	0.6
233,107	@	VCA, Inc.	16,506,307	1.2
533,566		Zoetis, Inc.	27,265,223	2.0
			217,274,459	16.2

		Industrials: 13.5%
203,747		Alaska Air Group, Inc.	13,759,035	1.0
201,859		Equifax, Inc.	26,625,202	2.0
55,434		Fortive Corp.	2,919,709	0.2
322,113		Ingersoll-Rand PLC - Class A	21,900,463	1.6
595,057		Masco Corp.	21,112,622	1.6
199,974		MSC Industrial Direct Co.	14,606,101	1.1
118,527		Nielsen NV	6,315,119	0.5
195,270		Orbital ATK, Inc.	14,729,216	1.1
520,230	@	Quanta Services, Inc.	13,385,518	1.0
151,452		Stanley Black & Decker, Inc.	18,742,185	1.4
324,219		Textron, Inc.	13,244,346	1.0
183,663		Waste Connections, Inc.	14,037,363	1.0
			181,376,879	13.5

		Information Technology: 21.8%
356,539		Amphenol Corp.	22,215,945	1.7
489,307		Applied Materials, Inc.	14,600,921	1.1
684,551	@	Ciena Corp.	14,683,619	1.1
86,841	@	CoStar Group, Inc.	17,997,797	1.3
301,310	@	Electronic Arts, Inc.	24,475,411	1.8
435,805		Flir Systems, Inc.	13,435,868	1.0
184,988	@	Gartner, Inc.	16,833,908	1.2
791,598	@	Integrated Device Technology, Inc.	15,903,204	1.2
140,196		Intuit, Inc.	15,624,844	1.2
519,058		Maxim Integrated Products	21,136,042	1.6
436,692		Paychex, Inc.	26,494,104	2.0
216,975	@	Red Hat, Inc.	15,834,835	1.2
494,192		Sabre Corp.	13,911,505	1.0
633,553		SS&C Technologies Holdings, Inc.	20,875,571	1.5
25,984	@	Ultimate Software Group, Inc.	5,429,097	0.4
399,748	@	Vantiv, Inc.	21,482,458	1.6
223,929	@	WebMD Health Corp.	11,548,019	0.9
			292,483,148	21.8

		Materials: 6.0%
410,302	@	Crown Holdings, Inc.	22,250,678	1.7
268,178		Eastman Chemical Co.	18,206,604	1.3
290,252		Packaging Corp. of America	22,822,515	1.7
362,272		Sealed Air Corp.	17,073,879	1.3
			80,353,676	6.0

		Real Estate: 4.3%
445,127	@	Communications Sales & Leasing, Inc.	13,887,963	1.0
74,439		Equinix, Inc.	27,441,937	2.1
207,260		Equity Lifestyle Properties, Inc.	16,068,868	1.2
			57,398,768	4.3

	Total Common Stock
	(Cost $1,195,498,044)		1,322,460,163	98.6

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc: 0.8%
2,407,957	Citigroup, Inc., Repurchase Agreement dated 08/31/16, 0.34%, due 09/01/16 (Repurchase Amount $2,407,979, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.645%, Market Value plus accrued interest $2,456,116, due 12/15/16-11/01/47)	$2,407,957	0.2
2,407,957	Deutsche Bank AG, Repurchase Agreement dated 08/31/16, 0.35%, due 09/01/16 (Repurchase Amount $2,407,980, collateralized by various U.S. Government\U.S. Government Agency Obligations, 1.941%-7.000%, Market Value plus accrued interest $2,456,116, due 09/01/18-06/20/66)	2,407,957	0.2
1,726,200	HSBC Securities USA, Repurchase Agreement dated 08/31/16, 0.28%, due 09/01/16 (Repurchase Amount $1,726,213, collateralized by various U.S. Government Securities, 0.077%-9.125%, Market Value plus accrued interest $1,760,729, due 01/31/17-08/15/25)	1,726,200	0.1
2,407,957	Millenium Fixed Income Ltd., Repurchase Agreement dated 08/31/16, 0.36%, due 09/01/16 (Repurchase Amount $2,407,981, collateralized by various U.S. Government Securities, 1.375%-3.625%, Market Value plus accrued interest $2,456,117, due 03/31/20-02/15/44)	2,407,957	0.2
1,188,596	State of Wisconsin Investment Board, Repurchase Agreement dated 08/31/16, 0.39%, due 09/01/16 (Repurchase Amount $1,188,609, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,216,880, due 04/15/18-01/15/29)	1,188,596	0.1
		10,138,667	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
20,301,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.370%††
	(Cost $20,301,000)	20,301,000	1.5

	Total Short-Term Investments
	(Cost $30,439,667)	30,439,667	2.3

	Total Investments in Securities (Cost $1,225,937,711)	$1,352,899,830	100.9
	Liabilities in Excess of Other Assets	(12,707,449)	(0.9)
	Net Assets	$1,340,192,381	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of August 31, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at August 31, 2016.

Cost for federal income tax purposes is $1,227,965,488.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$152,820,638
Gross Unrealized Depreciation	(27,886,296)

Net Unrealized Appreciation	$124,934,342

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$1,322,460,163	$–	$–	$1,322,460,163
Short-Term Investments	20,301,000	10,138,667	–	30,439,667
Total Investments, at fair value	$1,342,761,163	$10,138,667	$–	$1,352,899,830

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Consumer Discretionary: 13.8%
33,500	@	American Axle & Manufacturing Holdings, Inc.	$574,190	0.2
12,600		Bed Bath & Beyond, Inc.	584,262	0.2
27,564		Bloomin Brands, Inc.	538,600	0.2
13,400		Brinker International, Inc.	719,714	0.3
18,600		CalAtlantic Group, Inc.	678,714	0.3
25,470		Carter's, Inc.	2,427,036	1.0
18,300		Cooper Tire & Rubber Co.	622,017	0.3
8,900		Dillard's, Inc.	536,136	0.2
15,343		D.R. Horton, Inc.	491,897	0.2
32,163		DSW, Inc.	770,304	0.3
12,900		Foot Locker, Inc.	846,756	0.4
15,400	L	GameStop Corp.	437,206	0.2
29,000	L	Gap, Inc.	721,230	0.3
6,707,630	@	Global Brands Group Holding Ltd.	621,476	0.2
79,168		Goodyear Tire & Rubber Co.	2,323,581	1.0
57,154		Hanesbrands, Inc.	1,516,867	0.6
20,590		Interpublic Group of Cos., Inc.	476,453	0.2
5,950		John Wiley & Sons, Inc.	345,873	0.1
20,000		Kohl's Corp.	887,600	0.4
9,300		Lear Corp.	1,081,497	0.5
26,457		Lennar Corp. - Class A	1,251,416	0.5
24,400		Macy's, Inc.	882,792	0.4
13,700	@	Meritage Homes Corp.	491,830	0.2
12,533	@	Mohawk Industries, Inc.	2,666,772	1.1
21,300		Movado Group, Inc.	483,510	0.2
9,400	@	Murphy USA, Inc.	687,328	0.3
22,810	@	Norwegian Cruise Line Holdings Ltd.	818,651	0.3
33,911		Pulte Group, Inc.	724,678	0.3
19,011		PVH Corp.	2,048,625	0.9
14,750		Quebecor, Inc.	451,138	0.2
37,943		Ross Stores, Inc.	2,361,572	1.0
24,000	@,L	Smith & Wesson Holding Corp.	675,600	0.3
4,141	@	Toll Brothers, Inc.	128,744	0.1
24,800		Viacom, Inc. - Class B	1,000,432	0.4
6,800		Whirlpool Corp.	1,214,752	0.5
			33,089,249	13.8

		Consumer Staples: 3.9%
10,736		Ingredion, Inc.	1,470,403	0.6
85,491		Kroger Co.	2,734,857	1.1
30,800		Pilgrim's Pride Corp.	710,864	0.3
10,698	@	Post Holdings, Inc.	906,976	0.4
11,600	L	Sanderson Farms, Inc.	1,116,268	0.5
21,100		SpartanNash Co.	675,622	0.3
67,200	@	SUPERVALU, Inc.	368,256	0.2
16,400		Tyson Foods, Inc.	1,239,348	0.5
			9,222,594	3.9

		Energy: 5.5%
3,700	L	Atwood Oceanics, Inc.	29,230	0.0
62,879	@	Cobalt International Energy, Inc.	75,455	0.0
57,490		DHT Holdings, Inc.	247,782	0.1
31,400		Diamond Offshore Drilling	579,958	0.3
25,905	@	Diamondback Energy, Inc.	2,467,451	1.0
27,700		Ensco PLC	210,243	0.1
7,810		HollyFrontier Corp.	202,123	0.1
29,500		Marathon Petroleum Corp.	1,254,045	0.5
12,500		National Oilwell Varco, Inc.	419,250	0.2
42,688	@	Newfield Exploration Co.	1,850,952	0.8
32,400	L	Noble Corp. PLC	186,624	0.1
10,500		Oceaneering International, Inc.	278,460	0.1
19,200		PBF Energy, Inc.	420,480	0.2
9,826		Pioneer Natural Resources Co.	1,759,345	0.7
62,433		QEP Resources, Inc.	1,192,470	0.5
31,900	L	Ship Finance International Ltd.	481,371	0.2
64,342	@	Trican Well Services Ltd.	104,996	0.1
23,400		Valero Energy Corp.	1,295,190	0.5
			13,055,425	5.5

		Financials: 19.7%
11,700		Allstate Corp.	806,832	0.3
25,100		American Capital Mortgage Investment Corp.	428,081	0.2
12,300		Ameriprise Financial, Inc.	1,243,284	0.5
15,800		Amtrust Financial Services, Inc.	418,542	0.2
93,100		Annaly Capital Management, Inc.	997,101	0.4
7,987		Argo Group International Holdings Ltd.	453,182	0.2
7,700		Assurant, Inc.	689,535	0.3
17,600		Assured Guaranty Ltd.	488,752	0.2
7,000		Axis Capital Holdings Ltd.	398,090	0.2
16,271		Bank of the Ozarks, Inc.	637,498	0.3
98,247		BankUnited, Inc.	3,158,641	1.3
14,100		BB&T Corp.	542,850	0.2
3,122		Blackstone Mortgage Trust, Inc.	93,098	0.0
51,820		CIT Group, Inc.	1,911,122	0.8
54,613		CNO Financial Group, Inc.	887,461	0.4
36,937		Comerica, Inc.	1,746,751	0.7
19,500		Discover Financial Services	1,170,000	0.5
8,500		Everest Re Group Ltd.	1,643,730	0.7
65,900		Fifth Third Bancorp	1,328,544	0.6
29,030		First Republic Bank/San Francisco CA	2,234,149	0.9
23,460		FNF Group	884,207	0.4
49,300	@	Genworth Financial, Inc.	233,189	0.1

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
6,454		Hanover Insurance Group, Inc.	$504,703	0.2
26,700		Hartford Financial Services Group, Inc.	1,096,569	0.5
100,400		Huntington Bancshares, Inc.	1,005,004	0.4
10,392		Iberiabank Corp.	714,658	0.3
98,900		Keycorp	1,242,184	0.5
24,500		Lincoln National Corp.	1,176,735	0.5
38,400	@	MGIC Investment Corp.	310,656	0.1
7,193		MSCI, Inc. - Class A	648,233	0.3
48,100		Navient Corp.	691,678	0.3
31,737		Provident Financial Services, Inc.	684,567	0.3
9,810		Raymond James Financial, Inc.	570,648	0.2
158,200		Regions Financial Corp.	1,577,254	0.7
23,264		Reinsurance Group of America, Inc.	2,496,692	1.0
40,220		SEI Investments Co.	1,854,142	0.8
9,211		South State Corp.	699,944	0.3
24,900		Starwood Property Trust, Inc.	570,210	0.2
15,900		SunTrust Bank	700,713	0.3
59,532		Unum Group	2,119,935	0.9
29,000		Validus Holdings Ltd.	1,472,910	0.6
8,300	@	World Acceptance Corp.	399,313	0.2
78,683		XL Group Ltd.	2,693,319	1.1
50,443		Zions Bancorp.	1,543,051	0.6
			47,167,757	19.7

		Health Care: 6.7%
13,510	@	Acadia Healthcare Co., Inc.	691,577	0.3
5,100		Aetna, Inc.	597,312	0.3
39,182		Agilent Technologies, Inc.	1,840,770	0.8
25,600	@	Amsurg Corp.	1,661,952	0.7
14,225		Becton Dickinson & Co.	2,520,812	1.1
20,512	@	Brookdale Senior Living, Inc.	353,012	0.1
13,700		Cardinal Health, Inc.	1,091,479	0.5
4,600		Cigna Corp.	589,996	0.2
23,985	@	Endo International PLC	496,489	0.2
44,670	@	Envision Healthcare Holdings, Inc.	958,618	0.4
11,849	@	Laboratory Corp. of America Holdings	1,622,484	0.7
6,500	@,L	Lannett Co., Inc.	220,090	0.1
11,200	@	Mylan NV	474,432	0.2
9,600		Owens & Minor, Inc.	329,952	0.1
19,200		Quest Diagnostics, Inc.	1,590,144	0.7
27,200	@	Select Medical Holdings Corp.	323,136	0.1
4,700	@,L	United Therapeutics Corp.	574,716	0.2
			15,936,971	6.7

		Industrials: 14.2%
95,100	@	ACCO Brands Corp.	951,000	0.4
12,800		AGCO Corp.	621,312	0.3
29,900		Aircastle Ltd.	647,335	0.3
12,591		Carlisle Cos., Inc.	1,320,292	0.6
75,291		Covanta Holding Corp.	1,121,083	0.5
12,900		Cummins, Inc.	1,620,369	0.7
17,247		EMCOR Group, Inc.	987,563	0.4
14,300		Fluor Corp.	742,170	0.3
24,281	@	Generac Holdings, Inc.	905,681	0.4
15,711	@	Genesee & Wyoming, Inc.	1,068,191	0.4
19,700	@	Hawaiian Holdings, Inc.	925,506	0.4
5,880	@	Herc Holdings, Inc.	198,803	0.1
20,097	@	Hertz Global Holdings, Inc.	989,978	0.4
53,044		Hexcel Corp.	2,379,024	1.0
9,605		Hubbell, Inc.	1,040,318	0.4
5,700		Huntington Ingalls Industries, Inc.	941,469	0.4
20,009		IDEX Corp.	1,869,641	0.8
28,555	@	IHS Markit Ltd.	1,065,673	0.4
45,744	@	Jacobs Engineering Group, Inc.	2,410,251	1.0
27,762		Knight Transportation, Inc.	780,112	0.3
16,489	@	Moog, Inc.	972,686	0.4
6,100		National Presto Industries, Inc.	532,286	0.2
5,374		Roper Technologies, Inc.	954,154	0.4
31,300		RR Donnelley & Sons Co.	535,230	0.2
10,791		Ryder System, Inc.	707,026	0.3
106,480		Sanwa Holdings Corp.	945,584	0.4
14,555	@	Sensata Technologies Holdings N.V.	554,254	0.2
12,673		Snap-On, Inc.	1,942,644	0.8
18,800	@	Spirit Aerosystems Holdings, Inc.	861,416	0.4
19,400		Trinity Industries, Inc.	473,748	0.2
9,800		Triumph Group, Inc.	312,228	0.1
57,600	@	Wabash National Corp.	803,520	0.3
16,044		Wabtec Corp.	1,229,131	0.5
10,100	@	Wesco International, Inc.	627,816	0.3
			34,037,494	14.2

		Information Technology: 11.9%
63,900	@	Amkor Technology, Inc.	581,490	0.2
41,351	@	Arrow Electronics, Inc.	2,722,136	1.1
28,393		Booz Allen Hamilton Holding Corp.	862,012	0.4
122,900		Brocade Communications Systems, Inc.	1,103,642	0.5
14,100		Convergys Corp.	420,603	0.2
46,300		Corning, Inc.	1,050,547	0.4
32,981	@	Euronet Worldwide, Inc.	2,559,656	1.1
99,000	@	Flextronics International Ltd.	1,310,760	0.5
10,195		Harris Corp.	947,931	0.4
76,403	@	Keysight Technologies, Inc.	2,324,943	1.0

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
27,900	@	Kulicke & Soffa Industries, Inc.	$341,217	0.1
12,300		Lam Research Corp.	1,147,836	0.5
22,500		Mentor Graphics Corp.	540,225	0.2
40,722	@	Microsemi Corp.	1,627,251	0.7
32,500	@	Photronics, Inc.	310,700	0.1
21,173	@	Qorvo, Inc.	1,215,965	0.5
34,800	@	Sanmina Corp.	914,544	0.4
17,300		Seagate Technology	583,702	0.2
27,114		Silicon Motion Technology Corp. ADR	1,368,715	0.6
29,454		SS&C Technologies Holdings, Inc.	970,509	0.4
42,000		Symantec Corp.	1,013,460	0.4
7,100		TE Connectivity Ltd.	451,347	0.2
28,600	@	Teradata Corp.	907,478	0.4
28,944	@	Verint Systems, Inc.	987,569	0.4
19,300		Western Digital Corp.	900,731	0.4
144,400		Xerox Corp.	1,422,340	0.6
			28,587,309	11.9

		Materials: 7.0%
16,492		Albemarle Corp.	1,318,865	0.6
16,938		Bemis Co., Inc.	890,939	0.4
29,480		Cabot Corp.	1,469,873	0.6
24,403		Celanese Corp.	1,572,285	0.7
28,894		CF Industries Holdings, Inc.	751,244	0.3
6,491	@	Crown Holdings, Inc.	352,007	0.2
27,000		Domtar Corp.	1,007,640	0.4
16,500		Eastman Chemical Co.	1,120,185	0.5
44,800		Huntsman Corp.	774,592	0.3
74,214	@	Louisiana-Pacific Corp.	1,445,689	0.6
36,678		Methanex Corp.	1,063,662	0.4
29,200	@	Owens-Illinois, Inc.	523,556	0.2
43,215		Reliance Steel & Aluminum Co.	3,114,937	1.3
14,100		Schweitzer-Mauduit International, Inc.	553,848	0.2
13,400		Sonoco Products Co.	690,636	0.3
			16,649,958	7.0

		Real Estate: 8.8%
13,186		American Assets Trust, Inc.	584,140	0.2
63,500		Ashford Hospitality Trust, Inc.	442,595	0.2
49,100		Brandywine Realty Trust	791,983	0.3
77,180		CBL & Associates Properties, Inc.	1,101,358	0.5
76,636	@	CBRE Group, Inc.	2,290,650	0.9
12,492		Equity Lifestyle Properties, Inc.	968,505	0.4
6,460		Extra Space Storage, Inc.	520,353	0.2
27,439		Forest City Realty Trust, Inc.	649,207	0.3
42,200		Franklin Street Properties Corp.	530,032	0.2
46,758		Getty Realty Corp.	1,100,216	0.4
19,600		Government Properties Income Trust	456,680	0.2
39,100		Hospitality Properties Trust	1,192,159	0.5
76,223		Host Hotels & Resorts, Inc.	1,358,294	0.6
26,707		LaSalle Hotel Properties	749,398	0.3
135,200		Lexington Realty Trust	1,458,808	0.6
6,969		Life Storage, Inc.	627,210	0.3
57,200		Medical Properties Trust, Inc.	873,444	0.4
26,500		Omega Healthcare Investors, Inc.	959,300	0.4
46,000		Piedmont Office Realty Trust, Inc.	994,060	0.4
10,336		PS Business Parks, Inc.	1,145,022	0.5
300		RAIT Financial Trust	942	0.0
38,378		STORE Capital Corp.	1,137,140	0.5
86,500		Summit Hotel Properties, Inc.	1,236,950	0.5
			21,168,446	8.8

		Telecommunication Services: 0.5%
68,600	@,L	Iridium Communications, Inc.	571,438	0.3
11,017		Millicom International Cellular S.A.	564,058	0.2
			1,135,496	0.5

		Utilities: 6.3%
136,500		AES Corp.	1,647,555	0.7
33,230		Alliant Energy Corp.	1,261,078	0.5
6,400		American Electric Power Co., Inc.	413,248	0.2
7,200		Edison International	523,584	0.2
20,586		Energen Corp.	1,183,695	0.5
24,200		Entergy Corp.	1,892,440	0.8
36,600		Exelon Corp.	1,244,400	0.5
39,700		FirstEnergy Corp.	1,299,381	0.5
25,786		Great Plains Energy, Inc.	700,348	0.3
8,664		Portland General Electric Co.	364,841	0.2
16,200		PPL Corp.	563,436	0.2
45,700		Public Service Enterprise Group, Inc.	1,954,132	0.8
44,009		UGI Corp.	2,001,529	0.8
2,156		Westar Energy, Inc.	118,451	0.1
			15,168,118	6.3

	Total Common Stock
	(Cost $223,702,399)		235,218,817	98.3

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Securities Lending Collateralcc: 2.0%
1,131,732	Citigroup, Inc., Repurchase Agreement dated 08/31/16, 0.34%, due 09/01/16 (Repurchase Amount $1,131,743, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.645%, Market Value plus accrued interest $1,154,367, due 12/15/16-11/01/47)	$1,131,732	0.5
1,131,732	Deutsche Bank AG, Repurchase Agreement dated 08/31/16, 0.35%, due 09/01/16 (Repurchase Amount $1,131,743, collateralized by various U.S. Government\U.S. Government Agency Obligations, 1.941%-7.000%, Market Value plus accrued interest $1,154,367, due 09/01/18-06/20/66)	1,131,732	0.4
1,131,732	Merrill Lynch & Co., Inc., Repurchase Agreement dated 08/31/16, 0.33%, due 09/01/16 (Repurchase Amount $1,131,742, collateralized by various U.S. Government Agency Obligations, 1.736%-6.000%, Market Value plus accrued interest $1,154,367, due 05/01/20-12/20/65)	1,131,732	0.5
1,131,732	Millenium Fixed Income Ltd., Repurchase Agreement dated 08/31/16, 0.36%, due 09/01/16 (Repurchase Amount $1,131,743, collateralized by various U.S. Government Securities, 1.375%-3.625%, Market Value plus accrued interest $1,154,367, due 03/31/20-02/15/44)	1,131,732	0.5
238,216	Royal Bank of Scotland PLC, Repurchase Agreement dated 08/31/16, 0.30%, due 09/01/16 (Repurchase Amount $238,218, collateralized by various U.S. Government Securities, 0.077%-3.625%, Market Value plus accrued interest $242,981, due 01/31/17-10/31/19)	238,216	0.1
		4,765,144	2.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
1,271,202	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.370%††
	(Cost $1,271,202)	1,271,202	0.5

	Total Short-Term Investments
	(Cost $6,036,346)	6,036,346	2.5

	Total Investments in Securities (Cost $229,738,745)	$241,255,163	100.8
	Liabilities in Excess of Other Assets	(2,014,354)	(0.8)
	Net Assets	$239,240,809	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of August 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at August 31, 2016.

Cost for federal income tax purposes is $230,830,230.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$28,830,540
Gross Unrealized Depreciation	(18,405,607)

Net Unrealized Appreciation	$10,424,933

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$32,467,773	$621,476	$–	$33,089,249
Consumer Staples	9,222,594	–	–	9,222,594
Energy	13,055,425	–	–	13,055,425
Financials	47,167,757	–	–	47,167,757
Health Care	15,936,971	–	–	15,936,971
Industrials	33,091,910	945,584	–	34,037,494
Information Technology	28,587,309	–	–	28,587,309
Materials	16,649,958	–	–	16,649,958
Real Estate	21,168,446	–	–	21,168,446
Telecommunication Services	571,438	564,058	–	1,135,496
Utilities	15,168,118	–	–	15,168,118
Total Common Stock	233,087,699	2,131,118	–	235,218,817
Short-Term Investments	1,271,202	4,765,144	–	6,036,346
Total Investments, at fair value	$234,358,901	$6,896,262	$–	$241,255,163

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Real Estate Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.7%
	Casino Services: 1.8%
749,100	Gaming and Leisure Properties, Inc.	$25,626,711	1.8

	REITS - Apartments: 11.3%
325,109	AvalonBay Communities, Inc.	56,897,326	4.0
954,939	Equity Residential	61,946,893	4.3
62,565	Essex Property Trust, Inc.	14,208,511	1.0
783,504	UDR, Inc.	28,347,175	2.0
		161,399,905	11.3

	REITS - Diversified: 11.4%
447,800	Digital Realty Trust, Inc.	44,372,502	3.1
691,800	Duke Realty Corp.	19,453,416	1.4
493,700	Liberty Property Trust	20,355,251	1.4
858,900	STORE Capital Corp.	25,449,207	1.8
515,304	Vornado Realty Trust	53,236,056	3.7
		162,866,432	11.4

	REITS - Health Care: 10.8%
183,800	HCP, Inc.	7,228,854	0.5
567,520	Healthcare Realty Trust, Inc.	19,897,251	1.4
652,771	Healthcare Trust of America, Inc.	22,024,494	1.6
662,300	Senior Housing Properties Trust	14,795,782	1.0
273,800	Ventas, Inc.	19,897,046	1.4
918,100	Welltower, Inc.	70,464,175	4.9
		154,307,602	10.8

	REITS - Hotels: 5.1%
1,732,055	Host Hotels & Resorts, Inc.	30,865,220	2.1
383,950	MGM Growth Properties LLC	9,683,219	0.7
382,281	Pebblebrook Hotel Trust	11,483,721	0.8
1,546,502	Sunstone Hotel Investors, Inc.	21,480,913	1.5
		73,513,073	5.1

	REITS - Manufactured Homes: 2.1%
395,840	Sun Communities, Inc.	30,289,677	2.1

	REITS - Office Property: 13.8%
191,000	Alexandria Real Estate Equities, Inc.	21,027,190	1.5
301,902	Boston Properties, Inc.	42,305,527	2.9
261,000	Highwoods Properties, Inc.	13,843,440	1.0
371,300	Kilroy Realty Corp.	26,967,519	1.9
722,500	Paramount Group, Inc.	13,005,000	0.9
367,810	SL Green Realty Corp.	43,298,593	3.0
3,551,510	VEREIT, Inc.	37,113,280	2.6
		197,560,549	13.8

	REITS - Regional Malls: 13.9%
1,808,340	General Growth Properties, Inc.	52,695,028	3.7
411,500	Pennsylvania Real Estate Investment Trust	10,324,535	0.7
611,299	Simon Property Group, Inc.	131,716,595	9.2
353,100	Washington Prime Group, Inc.	4,851,594	0.3
		199,587,752	13.9

	REITS - Shopping Centers: 10.2%
679,100	Brixmor Property Group, Inc.	19,395,096	1.3
1,336,100	DDR Corp.	25,265,651	1.8
1,223,723	Kimco Realty Corp.	36,772,876	2.6
658,927	Ramco-Gershenson Properties	12,802,952	0.9
354,300	Regency Centers Corp.	28,535,322	2.0
545,800	Weingarten Realty Investors	22,514,250	1.6
		145,286,147	10.2

	REITS - Single Tenant: 2.2%
2,390,700	Spirit Realty Capital, Inc.	31,676,775	2.2

	REITS - Storage: 6.2%
893,278	CubeSmart	24,591,943	1.7
178,300	Life Storage, Inc.	16,047,000	1.1
214,802	Public Storage, Inc.	48,102,760	3.4
		88,741,703	6.2

	REITS - Warehouse/Industrial: 7.0%
353,825	DCT Industrial Trust, Inc.	17,234,816	1.2
1,111,919	ProLogis, Inc.	59,054,018	4.1
434,239	QTS Realty Trust, Inc.	23,531,412	1.7
		99,820,246	7.0

	Web Hosting/Design: 2.9%
112,149	Equinix, Inc.	41,343,729	2.9

	Total Common Stock
	(Cost $830,560,426)	1,412,020,301	98.7

SHORT-TERM INVESTMENTS: 1.6%
	Mutual Funds: 1.6%
22,633,680	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.370%††
	(Cost $22,633,680)	22,633,680	1.6

	Total Short-Term Investments
	(Cost $22,633,680)	22,633,680	1.6

	Total Investments in Securities (Cost $853,194,106)	$1,434,653,981	100.3
	Liabilities in Excess of Other Assets	(3,697,156)	(0.3)
	Net Assets	$1,430,956,825	100.0

Voya Real Estate Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

††	Rate shown is the 7-day yield as of August 31, 2016.

Cost for federal income tax purposes is $935,866,618.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$584,080,418
Gross Unrealized Depreciation	(85,293,055)

Net Unrealized Appreciation	$498,787,363

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$1,412,020,301	$–	$–	$1,412,020,301
Short-Term Investments	22,633,680	–	–	22,633,680
Total Investments, at fair value	$1,434,653,981	$–	$–	$1,434,653,981

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.5%
		Consumer Discretionary: 15.9%
409,182		American Eagle Outfitters, Inc.	$7,586,234	1.0
145,250		Big Lots, Inc.	7,163,730	0.9
427,060	@	Boyd Gaming Corp.	8,327,670	1.1
142,567	@	Bright Horizons Family Solutions, Inc.	9,717,367	1.3
24,525	@	Burlington Stores, Inc.	1,991,920	0.3
126,035		CalAtlantic Group, Inc.	4,599,017	0.6
429,826		Callaway Golf Co.	4,908,613	0.6
177,500		Cheesecake Factory	9,125,275	1.2
55,725		Childrens Place Retail Stores, Inc.	4,536,015	0.6
134,921		Cinemark Holdings, Inc.	5,214,697	0.7
448,895		Dana, Inc.	6,473,066	0.8
486,345		Extended Stay America, Inc.	6,881,782	0.9
206,253	@	Imax Corp.	6,288,654	0.8
50,760		Jack in the Box, Inc.	5,048,590	0.6
135,779		Monro Muffler Brake, Inc.	7,659,293	1.0
173,250	@	Nautilus, Inc.	4,034,992	0.5
229,101	@	Planet Fitness, Inc.	4,960,037	0.6
32,715		Pool Corp.	3,299,962	0.4
189,835	@	Sally Beauty Holdings, Inc.	5,167,309	0.7
191,370		Sonic Corp.	5,490,405	0.7
27,173		Vail Resorts, Inc.	4,305,018	0.6
			122,779,646	15.9

		Consumer Staples: 1.8%
165,910	@	Blue Buffalo Pet Products, Inc.	4,277,160	0.5
23,110		Casey's General Stores, Inc.	3,034,574	0.4
65,400	@	Prestige Brands Holdings, Inc.	3,147,702	0.4
162,035	L	Vector Group Ltd.	3,615,001	0.5
			14,074,437	1.8

		Energy: 1.4%
154,466	@,L	Carrizo Oil & Gas, Inc.	5,914,503	0.8
43,900	@	Dril-Quip, Inc.	2,439,523	0.3
132,000	@	Unit Corp.	2,255,880	0.3
			10,609,906	1.4

		Financials: 5.7%
162,075		Bank of the Ozarks, Inc.	6,350,098	0.8
103,795		Colony Capital, Inc.	1,917,094	0.3
108,388		Evercore Partners, Inc.	5,553,801	0.7
93,625		First American Financial Corp.	4,034,301	0.5
435,265		Janus Capital Group, Inc.	6,472,391	0.8
699,025	@	MGIC Investment Corp.	5,655,112	0.7
40,594	@	SVB Financial Group	4,508,370	0.6
210,435		Virtu Financial, Inc.	3,432,195	0.5
163,295	@	Western Alliance Bancorp.	6,241,135	0.8
			44,164,497	5.7

		Health Care: 19.4%
78,635	@,L	Acadia Pharmaceuticals, Inc.	2,526,543	0.3
226,085	@	Air Methods Corp.	7,953,670	1.0
72,747	@	Amedisys, Inc.	3,501,313	0.5
482,350	@,L	Amicus Therapeutics, Inc.	3,226,921	0.4
138,200	@,L	Cempra, Inc.	3,032,108	0.4
58,035	@	Charles River Laboratories International, Inc.	4,829,092	0.6
85,150	@	Cynosure, Inc.	4,435,463	0.6
163,960	@,L	Depomed, Inc.	3,326,748	0.4
59,895	@	Dyax, Corp. - CVR	66,484	0.0
166,850	@	Esperion Therapeutics, Inc.	1,796,974	0.2
249,625	@	Exelixis, Inc.	2,783,319	0.4
334,525	@,L	Halozyme Therapeutics, Inc.	3,278,345	0.4
207,516		Healthsouth Corp.	8,447,976	1.1
102,925		Hill-Rom Holdings, Inc.	6,104,482	0.8
179,675	@	Horizon Pharma PLC	3,377,890	0.5
85,800	@	Impax Laboratories, Inc.	2,075,502	0.3
164,995	@,L	Lexicon Pharmaceuticals, Inc.	2,290,131	0.3
33,150	@	Ligand Pharmaceuticals, Inc.	3,424,727	0.5
133,221	@	Luminex Corp.	2,806,966	0.4
85,600	@	MacroGenics, Inc.	2,551,736	0.3
122,300	@	Masimo Corp.	7,232,822	0.9
236,110	@	Merit Medical Systems, Inc.	5,723,306	0.8
141,085	@	Natus Medical, Inc.	5,489,617	0.7
76,006	@	Neogen Corp.	4,488,914	0.6
44,075	@	Neurocrine Biosciences, Inc.	2,135,875	0.3
530,600	@,L	Novavax, Inc.	3,629,304	0.5
128,025	@	NuVasive, Inc.	8,381,797	1.1
27,725	@	Omnicell, Inc.	1,041,906	0.1
63,577	@,L	Ophthotech Corp.	3,357,501	0.4
51,725		Owens & Minor, Inc.	1,777,788	0.2
64,700	@	Pacira Pharmaceuticals, Inc./DE	2,564,061	0.3
117,324	@	Portola Pharmaceuticals, Inc.	2,388,717	0.3
67,522	@,L	Prothena Corp. PLC	3,374,750	0.4
82,550	@	Relypsa, Inc.	2,640,775	0.4
67,900	@,L	Sage Therapeutics, Inc.	2,523,843	0.3
347,750	@,L	Sangamo Biosciences, Inc.	1,491,848	0.2
412,210	@	Select Medical Holdings Corp.	4,897,055	0.6
54,525	@	Spark Therapeutics Inc.	3,085,025	0.4
126,186	@	Surgery Partners, Inc.	2,430,342	0.3
199,680	@	Team Health Holdings, Inc.	6,649,344	0.9
39,245	@,L	Ultragenyx Pharmaceutical, Inc.	2,587,030	0.3
			149,728,010	19.4

		Industrials: 15.3%
247,550		Actuant Corp.	5,899,116	0.8

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
163,576	@	Advisory Board Co.	$6,894,728	0.9
109,200	@	Beacon Roofing Supply, Inc.	5,021,016	0.7
97,825		CIRCOR International, Inc.	5,777,544	0.7
136,100		Clarcor, Inc.	8,910,467	1.2
131,195		EnPro Industries, Inc.	7,071,410	0.9
172,700	@	FTI Consulting, Inc.	7,648,883	1.0
34,613		G&K Services, Inc.	3,368,883	0.4
79,868		Gorman-Rupp Co.	2,169,215	0.3
162,306		Healthcare Services Group, Inc.	6,552,293	0.8
29,702	@	HUB Group, Inc.	1,210,357	0.2
172,107		Knight Transportation, Inc.	4,836,207	0.6
98,700		Lindsay Manufacturing Co.	7,102,452	0.9
85,550		Regal-Beloit Corp.	5,246,782	0.7
155,675		Simpson Manufacturing Co., Inc.	6,831,019	0.9
60,000	@	Teledyne Technologies, Inc.	6,428,400	0.8
55,175		Toro Co.	5,360,251	0.7
248,323	@	TrueBlue, Inc.	5,425,858	0.7
77,400		US Ecology, Inc.	3,472,164	0.4
109,109		Watts Water Technologies, Inc.	7,026,620	0.9
98,200		Woodward, Inc.	6,159,104	0.8
			118,412,769	15.3

		Information Technology: 25.9%
107,585	@	Aspen Technology, Inc.	4,890,814	0.6
112,917		Blackbaud, Inc.	7,607,218	1.0
124,710	@	BroadSoft, Inc.	5,700,494	0.7
138,903	@	Cardtronics plc	6,238,134	0.8
21,976	@	Coherent, Inc.	2,311,436	0.3
161,325	@	Commvault Systems, Inc.	8,314,690	1.1
468,433		Cypress Semiconductor Corp.	5,588,406	0.7
180,075	@	Electronics for Imaging, Inc.	8,477,931	1.1
116,355	@	EPAM Systems, Inc.	7,936,575	1.0
66,975	@	Euronet Worldwide, Inc.	5,197,930	0.7
68,245		Fair Isaac Corp.	8,731,265	1.1
141,225		Flir Systems, Inc.	4,353,967	0.6
80,555	@	Guidewire Software, Inc.	4,956,549	0.6
120,115	@	Imperva, Inc.	5,406,376	0.7
675,925	@	Infinera Corp.	5,799,436	0.8
390,750	@	Integrated Device Technology, Inc.	7,850,167	1.0
364,030		Intersil Corp.	7,185,952	0.9
86,850		j2 Global, Inc.	5,920,564	0.8
72,600		Littelfuse, Inc.	9,205,680	1.2
79,555	@	Manhattan Associates, Inc.	4,814,669	0.6
123,675	@,L	Match Group, Inc.	2,002,298	0.3
167,997	@	Microsemi Corp.	6,713,160	0.9
63,250		MKS Instruments, Inc.	3,082,805	0.4
91,605		Monolithic Power Systems, Inc.	7,027,936	0.9
167,284		National Instruments Corp.	4,673,915	0.6
247,895	@	Netscout Systems, Inc.	7,332,734	1.0
126,975	@	Paycom Software, Inc.	6,518,897	0.8
117,346	@	Plexus Corp.	5,415,518	0.7
202,550	@	Polycom, Inc.	2,519,722	0.3
104,475		Power Integrations, Inc.	6,101,340	0.8
143,739	@	PROS Holdings, Inc.	2,828,784	0.4
177,240	@	Qualys, Inc.	6,097,056	0.8
86,420	@	SPS Commerce, Inc.	5,641,498	0.7
182,375	@	Synchronoss Technologies, Inc.	7,614,156	1.0
			200,058,072	25.9

		Materials: 5.8%
264,325	@	Boise Cascade Co.	6,935,888	0.9
306,475		Commercial Metals Co.	4,756,492	0.6
119,325		Greif, Inc. - Class A	5,086,825	0.7
137,900		HB Fuller Co.	6,547,492	0.8
539,675		Hecla Mining Co.	3,011,386	0.4
229,996		KapStone Paper and Packaging Corp.	4,027,230	0.5
101,175		Minerals Technologies, Inc.	7,139,920	0.9
58,925		PolyOne Corp.	2,031,145	0.3
117,875		Worthington Industries, Inc.	5,056,837	0.7
			44,593,215	5.8

		Real Estate: 3.3%
96,475		EastGroup Properties, Inc.	7,079,335	0.9
45,320		Life Storage, Inc.	4,078,800	0.5
105,078	L	Pebblebrook Hotel Trust	3,156,543	0.4
86,950		QTS Realty Trust, Inc.	4,711,821	0.6
118,525		Terreno Realty Corp.	3,171,729	0.4
128,660		Urban Edge Properties	3,687,396	0.5
			25,885,624	3.3

	Total Common Stock
	(Cost $665,050,503)		730,306,176	94.5

EXCHANGE-TRADED FUNDS: 2.3%
117,483		iShares Russell 2000 Growth Index Fund	17,282,924	2.3

	Total Exchange-Traded Funds
	(Cost $16,638,228)		17,282,924	2.3

	Total Long-Term Investments
	(Cost $681,688,731)		747,589,100	96.8

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.8%
	Securities Lending Collateralcc: 4.3%
7,806,941	Cantor Fitzgerald, Repurchase Agreement dated 08/31/16, 0.35%, due 09/01/16 (Repurchase Amount $7,807,016, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $7,963,080, due 09/01/16-06/20/66)	$7,806,941	1.0
5,596,612	HSBC Securities USA, Repurchase Agreement dated 08/31/16, 0.28%, due 09/01/16 (Repurchase Amount $5,596,655, collateralized by various U.S. Government Securities, 0.077%-9.125%, Market Value plus accrued interest $5,708,561, due 01/31/17-08/15/25)	5,596,612	0.8
7,806,941	Millenium Fixed Income Ltd., Repurchase Agreement dated 08/31/16, 0.36%, due 09/01/16 (Repurchase Amount $7,807,018, collateralized by various U.S. Government Securities, 1.375%-3.625%, Market Value plus accrued interest $7,963,081, due 03/31/20-02/15/44)	7,806,941	1.0
7,806,941	Nomura Securities, Repurchase Agreement dated 08/31/16, 0.33%, due 09/01/16 (Repurchase Amount $7,807,012, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $7,963,080, due 11/25/16-07/20/66)	7,806,941	1.0
3,853,597	State of Wisconsin Investment Board, Repurchase Agreement dated 08/31/16, 0.39%, due 09/01/16 (Repurchase Amount $3,853,638, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $3,945,297, due 04/15/18-01/15/29)	3,853,597	0.5
		32,871,032	4.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.5%
27,326,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.370%††
	(Cost $27,326,000)	27,326,000	3.5

	Total Short-Term Investments
	(Cost $60,197,032)	60,197,032	7.8

	Total Investments in Securities (Cost $741,885,763)	$807,786,132	104.6
	Liabilities in Excess of Other Assets	(35,194,576)	(4.6)
	Net Assets	$772,591,556	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of August 31, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at August 31, 2016.

Cost for federal income tax purposes is $745,082,052.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$101,076,052
Gross Unrealized Depreciation	(38,371,972)

Net Unrealized Appreciation	$62,704,080

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$122,779,646	$–	$–	$122,779,646
Consumer Staples	14,074,437	–	–	14,074,437
Energy	10,609,906	–	–	10,609,906
Financials	44,164,497	–	–	44,164,497
Health Care	149,661,526	–	66,484	149,728,010
Industrials	118,412,769	–	–	118,412,769
Information Technology	200,058,072	–	–	200,058,072
Materials	44,593,215	–	–	44,593,215
Real Estate	25,885,624	–	–	25,885,624
Total Common Stock	730,239,692	–	66,484	730,306,176
Exchange-Traded Funds	17,282,924	–	–	17,282,924
Short-Term Investments	27,326,000	32,871,032	–	60,197,032
Total Investments, at fair value	$774,848,616	$32,871,032	$66,484	$807,786,132

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Equity Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 28, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	October 28, 2016